Note 13 - Receivables - Non Current	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of non-current receivables [text block]
13	Receivables – non current
	Year ended December 31,
	2017	2016
Government entities	641	913
Employee advances and loans	5,891	7,202
Tax credits	29,404	32,769
Receivables from related parties	88,595	91,419
Legal deposits	13,568	13,876
Advances to suppliers and other advances	12,443	19,520
Others	33,428	32,217
	183,970	197,916
Allowances for doubtful accounts (see Note 22 (i))	(641)	(913)
	183,329	197,003